Related party disclosure (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Disclosure On Pension And Other Post Employment Benefit Plans [Line Items]
Fees	$ 20	$ 20
Fair value	$ 396	$ 253